Subsequent Events	12 Months Ended
Jun. 30, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

As announced on July 2, 2021, the Group issued 322,857,900 shares at $0.0532 per share through the use of its “at-the- market” (ATM) facility to fund working capital and progress its research and development activities.

No other matters or circumstances, other than those disclosed in note 16 of the consolidated financial statements, have arisen since June 30, 2021 that have significantly affected the Group’s operations, results or state of affairs, or may do so in future years.